EQUITY (Tables)	9 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the stock option activities in nine-month period ended September 30, 2013 is as follows:

	Nine-month ended September 30, 2013
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	4,220,809	2.21	3.91	7,562
Granted	448,000	5.05
Exercised	(686,396)	2.29
Expired and forfeited	(90,214)	2.05

Outstanding at September 30, 2013	3,892,199	2.39	3.44	14,254

Exercisable at September 30, 2013	2,559,822	1.65	2.59	11,256

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding under the Company's stock option plans as of September 30, 2013 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	September 30,	contractual	exercise	September 30,	Options
exercise price	2013	Term	price	2013	Exercisable
		(Years)	$		$

0.85-1.35	1,703,775	1.73	1.24	1,703,775	1.24
1.4-1.45	270,000	2.43	1.45	187,500	1.45
1.63	209,745	4.73	1.63	193,980	1.63
2.09-2.41	267,808	6.54	2.32	214,001	2.30
2.48-2.85	303,500	4.18	2.85	103,500	2.84
3.6-3.92	672,371	4.79	3.68	140,066	3.71
4.5-4.87	250,000	5.08	4.84	17,000	4.5
5.0-5.68	215,000	5.85	5.25	-	-

	3,892,199	3.44	2.39	2,559,822	1.65

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of September 30, 2013:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000